Commission income	12 Months Ended
Dec. 31, 2018
Commission income
Commission income

42.   Commission income

Commission income comprises the amount of all fees and commissions accruing in favour of the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.

The detail of Fee and commission income is as follows:

	Million of euros
	2018	2017	2016
Coming from collection and payment services:
Bills	334	368	295
Demand accounts	1,371	1,490	1,191
Cards	3,514	3,515	2,972
Orders	475	449	431
Cheques and other	138	154	133
	5,832	5,976	5,022
Coming from non-banking financial products:
Investment funds	1,024	751	696
Pension funds	124	92	86
Insurance	2,433	2,517	2,428
	3,581	3,360	3,210
Coming from Securities services:
Securities underwriting and placement	283	374	282
Securities trading	251	302	287
Administration and custody	458	359	297
Asset management	305	251	201
	1,297	1,286	1,067
Other:
Foreign exchange	546	471	353
Financial guarantees	549	559	505
Commitment fees	291	283	286
Other fees and commissions	2,568	2,644	2,500
	3,954	3,957	3,644
	14,664	14,579	12,943